Note 9 - Share Capital (Details Textual) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions						12 Months Ended
	Dec. 05, 2020 shares	Sep. 08, 2020 USD ($) $ / shares shares	Apr. 30, 2020 USD ($)	Apr. 30, 2020 CAD ($) $ / shares shares	Jun. 15, 2017 shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018
Statement Line Items [Line Items]
Number of shares outstanding at end of period (in shares)						94,813,122	94,813,122	86,545,847	86,545,847
Total number of shares issued (in shares)		3,092,783		4,528,302
Issue of equity, price per share (in CAD per share) | $ / shares				$ 13.25
Proceeds from issue of ordinary shares		$ 48,625	$ 43,134	$ 60			$ 89,164
Issued capital | $		$ 50,000				$ 496,604	496,604	$ 399,995	$ 399,995
Issue of equity, average price per share (in dollars per share) | $ / shares		$ 16.17
Proceeds from private placement offering | $							93,134
Proceeds from at-the-market equity program, net | $							$ 89,164
Number of share options exercised for cash in share-based payment arrangement							418,294		442,052
Proceeds from exercise of options | $							$ 3,337		$ 2,819
Number of share options exercised in share-based payment arrangement, cashless							365,483		812,323
Shares issued in lieu of exercise of stock options (in shares)							139,273		428,934
Number of share options cancelled during the period (in shares)							226,210
Shares issued in lieu of payment (in shares)							8,241
Mineral property option payment settled by share issuance | $							$ 100
Stock options issuance limitations, maximum percentage of allowed issuable common shares					5.00%
Option life, share options granted							3		3
Number of share options outstanding in share-based payment arrangement at end of period						1,018,067	1,018,067	1,229,341	1,229,341	2,134,294
Number of share options granted in share-based payment arrangement							572,503		392,967
Weighted average fair value at measurement date, share options granted | $						$ 2,546	$ 2,546	$ 1,231	$ 1,231
Weighted average share price, share options granted (in dollars per share) | $ / shares							$ 4.45		$ 3.13
Options vesting, percent, tranche one							0.33%
Options vesting, percent, tranche two							0.33%
Options vesting, percent, tranche three							0.33%
Options vesting, period, tranche one (Month)							1 year
Options vesting, period, tranche two (Month)							2 years
Options vesting, period, tranche three (Month)							3 years
Number of share options exercised in share-based payment arrangement							783,777		1,254,375
Weighted average market share price of share options exercised In share based payment arrangement (in CAD per share) | $ / shares						$ 21.79		$ 13.82
Expense from share-based payment transactions with employees and consultants | $							$ 1,069		$ 1,044
Expense arising from exploration for and evaluation of mineral resources | $							15		0
Restricted and performance Units issuance limitations, maximum percentage of allowed issuable common shares					1.50%
Life of restricted share units and performance share units (Year)					5 years
Number of common shares issuable from a restricted share unit (in shares)					1
Expense from share-based payment transactions with employees | $							$ 3,122		$ 2,572
Deferred Units issuance limitations, maximum percentage of allowed issuable common shares					1.00%
Common shares issuable under share-based compensation arrangements (in shares)						1,882,225	1,882,225
Percentage of common shares issuable and common shares issued and outstanding						1.99%	1.99%
Number of share based awards available for grant (in shares)						3,806,562	3,806,562
Stock options inside of plan [member]
Statement Line Items [Line Items]
Number of share options outstanding in share-based payment arrangement at end of period						1,018,067	1,018,067
Restricted share units [member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement							3,334		43,343
Number of other equity instruments granted in share-based payment arrangement							39,063		10,000
Number of other equity instruments vesting twelve months (in shares)						30,981	30,981
Number of other equity instruments vesting thirteen months (in shares)						8,082	8,082
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement (in dollars per share) | $ / shares							$ 11.26		$ 10.10
Number of other equity instruments outstanding in share-based payment arrangement at end of period						45,729	45,729
Performance share units [member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement							17,048		31,876
Number of other equity instruments granted in share-based payment arrangement							146,755		91,406
Number of other equity instruments forfeited in share-based payment arrangement	68,916						97,837
Number of other equity instruments exercisable in share-based payment arrangement						48,918	48,918
Performance share unit payout, percentage	18.34%
Performance share unit payout, units (in shares)	15,475
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in dollars per share) | $ / shares							$ 13.65
Number of other equity instruments outstanding in share-based payment arrangement at end of period						249,276	249,276
Number of other equity instruments vested and convertible in share-based payment arrangement (in shares)						14,857	14,857
Number of other equity instruments outstanding with vesting conditions subject to a market share price performance factor (in shares)						87,664	87,664
Deferred share units [member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement							60,000		60,166
Number of other equity instruments granted in share-based payment arrangement							64,757		141,386
Number of other equity instruments outstanding in share-based payment arrangement at end of period						569,153	569,153
Expense from share-based payment transactions with employees | $							$ 867		$ 797
Number of instruments other equity instruments granted in lieu of director fees (in shares)							10,482		19,955
Number of common shares issued under the deferred share unit plan prior to termination date (in shares)								0	0
Stock option awards [member]
Statement Line Items [Line Items]
Option life, share options granted							5
Restricted share units and performance share units [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees | $							$ 1,201		$ 731
Top of range [member]
Statement Line Items [Line Items]
Issue of equity, at-the-market equity program, shares authorized (in shares)		50,000,000
Option life, share options granted					5
Performance share unit payout, percentage							200.00%
Performance share unit payout, units (in shares)							175,328
Top of range [member] | Performance share units [member]
Statement Line Items [Line Items]
Performance share unit payout, percentage							150.00%
Performance share unit payout, units (in shares)							73,377
Bottom of range [member]
Statement Line Items [Line Items]
Performance share unit payout, percentage									0.00%
Performance share unit payout, units (in shares)							0
Bottom of range [member] | Performance share units [member]
Statement Line Items [Line Items]
Performance share unit payout, percentage							50.00%
Performance share unit payout, units (in shares)							24,459